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                                      1999

                               SEMIANNUAL REPORT

                                 April 30, 1999
                                  (Unaudited)

                                   Waterhouse
                                     Dow 30
                                      Fund
                            ........................

                                Waterhouse Logo

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
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                   WATERHOUSE INVESTORS FAMILY OF FUNDS, INC.
                   BOARD OF DIRECTORS AND  EXECUTIVE OFFICERS

DIRECTORS

GEORGE F. STAUDTER
Director of Koger Equity, Inc.
Independent Financial Consultant

RICHARD W. DALRYMPLE
President of Teamwork Mgmt., Inc.

CAROLYN B. LEWIS
President of
The CBL Group

LAWRENCE J. TOAL
Chairman/President/CEO of
Dime Bancorp, Inc.

EXECUTIVE OFFICERS

GEORGE A. RIO*
President, Treasurer
and Chief Financial Officer

CHRISTOPHER J. KELLEY*
Vice President and Secretary

*Affiliated person of the Distributor

                       WATERHOUSE ASSET MANAGEMENT, INC.
                     BOARD OF DIRECTORS AND SENIOR OFFICERS

DIRECTORS

LAWRENCE M. WATERHOUSE, JR.
Chairman
Waterhouse Investor Services, Inc.

FRANK J. PETRILLI
President and Chief Executive Officer
Waterhouse Investor Services, Inc.

RICHARD H. NEIMAN
Executive Vice President,
General Counsel and Secretary
Waterhouse Investor Services, Inc.

SENIOR OFFICERS

DAVID A. HARTMAN
Senior Vice President
Chief Investment Officer

B. KEVIN STERNS
Executive Vice President
Chief Financial Officer & Treasurer

MICHELE R. TEICHNER
Senior Vice President
Operations & Compliance

                               SERVICE PROVIDERS

                INVESTMENT MANAGER                           TRANSFER AGENT                        INDEPENDENT AUDITORS
         Waterhouse Asset Management, Inc.          National Investor Services Corp.                Ernst & Young LLP
                  100 Wall Street                            55 Water Street                        787 Seventh Avenue
             New York, New York 10005                      New York, NY 10041                       New York, NY 10019

                  ADMINISTRATOR &                               CUSTODIAN                             LEGAL COUNSEL
               SHAREHOLDER SERVICING                      The Bank of New York                        Swidler Berlin
            Waterhouse Securities, Inc.                   90 Washington Street                    Shereff Friedman, LLP
                  100 Wall Street                          New York, NY 10286                        919 Third Avenue
                New York, NY 10005                                                                 New York, NY 10022
            Customer Service Department                        DISTRIBUTOR
                  (800) 934-4410                         Funds Distributor, Inc.
                                                             60 State Street
                                                            Boston, MA 02109

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2
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                             WATERHOUSE DOW 30 FUND

DEAR SHAREHOLDER:
----------------------------------------------------------------

We are pleased to provide you with the semiannual report for the Waterhouse Dow 30 Fund (the "Fund") for the six months ended April 30, 1999. During this period, the Dow Jones Industrial AverageSM ("DJIA"SM) performed quite strongly, rising from 8,592 on October 31, 1998 to 10,789 on April 30,1999. In the interim, the DJIA roared through the 10,000 level, closing above this milestone for the first time on March 29, 1999. On a total return basis, which includes reinvested dividends, the period return for the DJIA was +26.6%. Your Fund had a total return for the same period of +26.5%, after expenses. Since the investment objective of the Fund is to match the performance of the DJIA before Fund expenses, we are pleased with these results. As with any investment, past performance is no guarantee of future performance and there is no guarantee that the Fund's investment objective will be achieved in the future. We will continue to work diligently to achieve the objective of the Fund and to provide to our shareholders an investment vehicle designed to closely emulate the performance of the DJIA.

                                   [GRAPHIC]
   In the printed version of the document, a line graph appears which depicts the following plot points:

               10/31/98  11/30/98  12/31/98  1/31/99  2/28/99  3/31/99  4/30/99
Dow 30 Fund    $10,000.  $10,629.  $10,723.  $10,936. $10,902. $11,477. $12,652.
DJIA Index     $10,000.  $10,637.  $10,727.  $10,939. $10,905. $11,483. $12,664.


Note: As with all investments, past performance is no guarantee of future results. The return is based on a constant investment throughout the period, includes reinvestment of dividends and reflects a net return to the shareholders after all expenses, inclusive of fee waivers. Without this waiver, the Fund's total return would have been lower. It is not possible to invest in an index.

      Performance data quoted represents past performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The price performance of each of the DJIA stocks during the period of October 31, 1998 through April 30, 1999 is shown in the chart below. Partially reflective of the strong share price performances, Merck & Co., Aluminum Co. of America, McDonald's, AT&T Corp., and Wal-Mart Stores each executed stock splits during this period.

    Price                                               Price
Appreciation*            DJIA Component             Appreciation*         DJIA Component
-------------            --------------             -------------         --------------
        59.9%      Citigroup                              21.7%         AT&T Corp.
        57.1%      Aluminum Co. of America                20.6%         General Electric
        51.9%      United Technologies                    19.6%         Johnson & Johnson
        50.9%      AlliedSignal                           17.9%         Disney (Walt)
        47.9%      American Express                       16.6%         Exxon Corp.
        43.1%      Caterpillar                            14.8%         International Paper
        43.0%      J.P. Morgan                            11.3%         Minnesota Mining & Mfg.
        41.0%      General Motors                          8.3%         Boeing Co.
        40.9%      IBM                                     6.2%         Goodyear Tire
        34.7%      Union Carbide                           5.6%         Procter & Gamble
        33.3%      Wal-Mart Stores                         3.9%         Merck & Co.
        31.1%      Hewlett-Packard                         2.4%         Sears
        26.7%      McDonalds                               0.6%         Coca-Cola
        22.8%      DuPont (E.I.)                          -3.7%         Eastman Kodak
        22.4%      Chevron                               -31.4%         Philip Morris Cos.

Note: *Percentages reflect each stock's price appreciation only. They do not include reinvested dividends. The stocks are listed from the best performer to the worst over the most recent six month period. Performance quoted represents past performance and is not a guarantee of future results.

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                                                                               3

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The U.S. stock market's robust performance over the most recent six month period was especially rewarding to equity market participants as it followed a period of uncertainty and volatility that had existed throughout the third quarter of 1998. The market's health reflected the continued strength of the U.S. economy, as GDP posted growth of 6.0% in the fourth quarter of 1998 and 4.5% in the first quarter of 1999. Inflation remains in check and has hovered around 1.6% for the past several months.

Looking forward to the next six months, the market's direction will likely be primarily affected by interest rates, inflationary trends, corporate profits and money investment flows. Additionally, although events in Asia, Latin America and other emerging markets seem to have settled, another round of disruptions from these areas cannot be ruled out. In light of today's economic and market environments, the quality and underlying financial strength of the companies comprising the DJIA are expected to provide a solid investment foundation for our shareholders' investments in the Fund.

We welcome additional investments into the Fund, and provide a number of attractive ways to invest or add to current positions. The minimum initial investment is $1,000 and $100 for subsequent purchases. For Waterhouse Securities customers there is no minimum or subsequent investment requirements. A periodic investment plan is also available which requires a minimum investment of $100 monthly or $300 quarterly. Keep in mind, however, that periodic investing neither guarantees a profit nor protects against a loss in a declining market. You may contact Waterhouse Securities' mutual funds service department at 800-457-6516 or your local branch office for more information.

Sincerely,

/s/ Lawrence M. Waterhouse, Jr.
    ---------------------------
    Lawrence M. Waterhouse, Jr.
    Chairman
    Waterhouse Investors Services, Inc.
    June 2, 1999

An investment in the Fund is neither FDIC-insured nor guaranteed by the U.S. Government and is not a deposit or obligation guaranteed by any bank and is subject to investment risk, including possible loss of the principal amount invested.

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4

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                   ---------------------------------------
                               TABLE OF CONTENTS
                   ---------------------------------------

            Schedule of Investments............................... 6

            Statement of Assets and Liabilities................... 7

            Statement of Operations............................... 8

            Statements of Changes in Net Assets................... 9

            Financial Highlights..................................10

            Notes to Financial Statements.........................11


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                                                                               5
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                             WATERHOUSE DOW 30 FUND

                            SCHEDULE OF INVESTMENTS
                                 April 30, 1999
                                  (Unaudited)

                                                                  NUMBER OF
                                                                    SHARES              VALUE
-------------------------------------------------------------------------------------------------
COMMON STOCKS
AlliedSignal Inc.                                                   50,610           $  2,973,337
Alcoa Inc.                                                          50,610              3,150,472
American Express Co.                                                50,610              6,614,094
AT&T Corp.                                                          50,610              2,555,805
The Boeing Co.                                                      50,610              2,056,031
Caterpillar Inc.                                                    50,610              3,258,019
Chevron Corp.                                                       50,610              5,048,347
Citigroup Inc.                                                      50,610              3,808,403
The Coca-Cola Co.                                                   50,610              3,441,480
E.I. du Pont de Nemours and Co.                                     50,610              3,574,331
Eastman Kodak Co.                                                   50,610              3,776,771
Exxon Corp.                                                         50,610              4,203,793
General Electric Co.                                                50,610              5,339,355
General Motors Corp.                                                50,610              4,501,127
The Goodyear Tire & Rubber Co.                                      50,610              2,894,259
Hewlett-Packard Co.                                                 50,610              3,991,864
International Business Machines Corp.                               50,610             10,586,979
International Paper Co.                                             50,610              2,698,146
J.P. Morgan & Co., Inc.                                             50,610              6,819,698
Johnson & Johnson                                                   50,610              4,934,475
McDonald's Corp.                                                    50,610              2,144,599
Merck & Co., Inc.                                                   50,610              3,555,353
Minnesota Mining & Manufacturing Co.                                50,610              4,504,290
Philip Morris Cos. Inc.                                             50,610              1,774,513
The Procter & Gamble Co.                                            50,610              4,747,851
Sears, Roebuck and Co.                                              50,610              2,328,060
Union Carbide Corp.                                                 50,610              2,625,394
United Technologies Corp.                                           50,610              7,332,124
Wal-Mart Stores, Inc.                                               50,610              2,328,060
The Walt Disney Co.                                                 50,610              1,606,868
                                                                                     ------------
TOTAL COMMON STOCKS (COST $99,645,169)--100.0%                                        119,173,898
                                                                                     ------------
OTHER (COST $376,449)--0.1%
DiamondsSM Trust, Series 1                                           4,350                469,528
                                                                                     ------------
REPURCHASE AGREEMENTS--0.9%
Salomon Smith Barney, Inc. (Par Value & Cost $1,124,000)
*dated 4/30/99, due 5/3/99, in the amount of $1,124,461
*fully collateralized by $1,140,208 U.S. Government
securities, value $1,146,481                                                            1,124,000
                                                                                     ------------
TOTAL INVESTMENTS (COST $101,145,618)--101.0%                                         120,767,426

 OTHER ASSETS AND LIABILITIES, NET--(1.0%)                                             (1,184,857)
                                                                                     ------------
NET ASSETS--100.0%                                                                   $119,582,569
                                                                                     ============

             PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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6

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                             WATERHOUSE DOW 30 FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 1999
                                  (Unaudited)


ASSETS
  Investments in securities, at value (cost $101,145,619)         $120,767,426
  Cash                                                                     783
  Dividends receivable                                                  64,252
  Receivable for capital shares sold                                   995,301
  Receivable for investment securities sold                             15,047
  Due from adviser                                                      45,010
  Other assets                                                             880
                                                                  ------------
          TOTAL ASSETS                                             121,888,699

LIABILITIES
  Payable for investment securities purchased                        2,116,146
  Payable for capital shares redeemed                                  118,864
  Other accrued expenses                                                71,120
                                                                  ------------
          TOTAL LIABILITIES                                          2,306,130
                                                                  ------------

NET ASSETS                                                        $119,582,569
                                                                  ============

  Net assets consist of:
  Paid-in capital                                                 $ 99,121,708
  Accumulated net investment loss                                         (661)
  Accumulated net realized gains from security transactions            839,715
  Net unrealized appreciation on investments                        19,621,807
                                                                  ------------
  Net assets, at value                                            $119,582,569
                                                                  ============

  Shares outstanding ($.0001 par value common stock, 10
     billion shares authorized)                                     11,084,254
                                                                  ============

  Net asset value, redemption price and offering price per
     share (Note 2)                                               $      10.79
                                                                  ============

             PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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                                                                               7

--------------------------------------------------------------------------------

                             WATERHOUSE DOW 30 FUND

                            STATEMENT OF OPERATIONS
                    For the Six Months Ended April 30, 1999
                                  (Unaudited)


INVESTMENT INCOME
  Dividend income                                                 $    699,918
  Interest income                                                       11,061
                                                                  ------------
  Total Investment Income                                              710,979
                                                                  ------------

EXPENSES
  Shareholder servicing fees (Note 3)                                  106,925
  Investment management fees (Note 3)                                   85,540
  Transfer agent fees (Note 3)                                          21,386
  Shareholder reports and mailing                                       50,000
  Professional fees                                                     31,778
  Registration fees                                                     25,852
  Custody fees (Note 2)                                                  6,819
  Directors' fees and expenses                                           2,813
  Other expenses                                                        17,392
                                                                  ------------
  TOTAL EXPENSES                                                       348,505

Fees waived/expenses reimbursed by the
  Investment Manager and its affiliates (Note 3)                      (241,593)
                                                                  ------------
  NET EXPENSES                                                         106,912
                                                                  ------------

  NET INVESTMENT INCOME                                                604,067
                                                                  ------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized gains from security transactions                        907,873
  Net change in unrealized appreciation/depreciation on
     investments                                                    19,787,524
                                                                  ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                    20,695,397
                                                                  ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $ 21,299,464
                                                                  ============

             PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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8

--------------------------------------------------------------------------------

                             WATERHOUSE DOW 30 FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                            SIX MONTHS
                                                              ENDED              PERIOD ENDED
                                                          APRIL 30, 1999         OCTOBER 31,
                                                           (UNAUDITED)              1998*
                                                          --------------         ------------
OPERATIONS:
  Net investment income                                   $      604,067         $    247,604
  Net realized gains (losses) from security
     transactions                                                907,873              (68,158)
  Net change in unrealized appreciation/depreciation
     on investments                                           19,787,524             (165,717)
                                                          --------------         ------------
Net increase in net assets from operations                    21,299,464               13,729
                                                          --------------         ------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                    (603,989)            (247,604)
  In excess of net investment income                                  --                 (739)
                                                          --------------         ------------
Total distributions to shareholders                             (603,989)            (248,343)
                                                          --------------         ------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                   65,430,366           70,986,821
  Shares issued in reinvestment of dividends                     603,989              248,343
  Payments for shares redeemed                               (29,358,315)          (8,789,496)
                                                          --------------         ------------
Net increase in net assets from capital share
  transactions                                                36,676,040           62,445,668
                                                          --------------         ------------

TOTAL INCREASE IN NET ASSETS                                  57,371,515           62,211,054

NET ASSETS:
  Beginning of period                                         62,211,054              --
                                                          --------------         ------------
  End of period                                           $  119,582,569         $ 62,211,054
                                                          ==============         ============

CAPITAL STOCK TRANSACTIONS:
  Shares sold                                                  6,857,192            8,264,395
  Shares issued for dividends reinvested                          63,680               30,046
  Shares redeemed                                              3,078,758           (1,052,301)
                                                          --------------         ------------
  Net increase in shares outstanding                           3,842,114            7,242,140
  Shares outstanding, beginning of the period                  7,242,140              --
                                                          --------------         ------------
  Shares outstanding, end of the period                       11,084,254            7,242,140
                                                          ==============         ============

  *The Fund commenced operations on March 31, 1998.

             PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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                                                                               9

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                             WATERHOUSE DOW 30 FUND

                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been derived from the Fund's financial statements.

                                                            SIX MONTHS
                                                              ENDED              PERIOD ENDED
                                                          APRIL 30, 1999         OCTOBER 31,
                                                           (UNAUDITED)              1998*
                                                          --------------         ------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period                    $         8.59         $       8.78
                                                          --------------         ------------

INVESTMENT OPERATIONS
  Net investment income                                             0.07                 0.08
  Net realized and unrealized gains (losses) on
  investments                                                       2.20                (0.19)
                                                          --------------         ------------
     TOTAL FROM INVESTMENT OPERATIONS                               2.27                (0.11)
  Distributions from net investment income                         (0.07)               (0.08)
                                                          --------------         ------------
  Net asset value, end of period                          $        10.79         $       8.59
                                                          ==============         ============

RATIOS
  Ratio of net expenses to average net assets                    0.25%(A)             0.25%(A)
  Ratio of net investment income to average net assets           1.41%(A)             1.48%(A)
  Decrease reflected in above expense ratio due to
     waivers/reimbursements by the Investment Manager
     and its affiliates (Note 3)                                 0.56%(A)             0.55%(A)

SUPPLEMENTAL DATA
  Portfolio turnover rate                                          27%(A)                8%(A)
  Total investment return                                       26.52%(B)           (1.19%)(B)
  Net assets, end of period                               $  119,582,569         $ 62,211,054
                                                          ==============         ============
  Average net assets                                      $   86,561,468         $ 28,460,853
                                                          ==============         ============

*    The Fund commenced operations on March 31, 1998.
(A)  Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

             PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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10

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                             WATERHOUSE DOW 30 FUND

           NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 1999 (UNAUDITED)

NOTE 1 -- ORGANIZATION

Waterhouse Investors Family of Funds, Inc. (the "Company") was organized as a Maryland corporation on August 16, 1995. On December 18, 1997, Waterhouse Investors Cash Management Fund, Inc. changed its name to Waterhouse Investors Family of Funds, Inc. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has four investment portfolios: the Waterhouse Dow 30 Fund (the "Fund") (formerly named "Waterhouse Investors Dow Jones Industrial AverageSM Index Fund"), the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio (collectively, the "Portfolios"). The assets of each Portfolio are segregated and accounted for separately. The investment objective of the Fund is to seek to track the total return of the Dow Jones Industrial AverageSM before Fund expenses. The Fund commenced operations on March 31, 1998. These financial statements relate to the Fund, a non-diversified portfolio.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Share Valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

Securities Valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities that are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.

Repurchase Agreements -- The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Under the terms of the custody agreement, the Fund receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             WATERHOUSE DOW 30 FUND

           NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 1999 (UNAUDITED)
                                   (CONTINUED)

Distributions to Shareholders -- Dividends arising from net investment income, if any, are declared daily and paid monthly. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions -- Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

Expenses -- Expenses directly attributable to the Fund are charged to the Fund's operations. Expenses which are applicable to the Fund and the other Portfolios of the Company are allocated on a pro rata basis.

Use of Estimates -- The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

Federal Income Taxes -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

NOTE 3 -- INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS
             WITH AFFILIATES OF THE INVESTMENT MANAGER

Under the terms of an Investment Management Agreement with Waterhouse Asset Management, Inc. (the "Investment Manager"), an indirect wholly owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to the Fund, the Fund pays the Investment Manager an annual investment management fee, equal to .20 of 1% of the average daily net assets of the Fund. The Investment Manager currently anticipates that it will limit the Fund's overall expense ratio to no more than 0.25%. For the six months ended April 30, 1999, the Investment Manager voluntarily waived its entire investment management fee of $85,540 and reimbursed the Fund $65,535 for other operating expenses.

Waterhouse Securities, Inc. ("Waterhouse Securities"), an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for the Fund. For the administrative services rendered to the Fund, the Investment Manager (not the Fund) pays Waterhouse Securities a monthly fee at an annual rate of .10 of 1% of the Fund's average daily net assets.

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12

--------------------------------------------------------------------------------

                             WATERHOUSE DOW 30 FUND

           NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 1999 (UNAUDITED)
                                   (CONTINUED)

Waterhouse Securities has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Fund. The shareholder service plan adopted by the Fund provides that the Fund pay Waterhouse Securities a monthly fee at an annual rate of up to .25 of 1% of average daily net assets. For the six months ended April 30, 1999, Waterhouse Securities voluntarily waived $70,978 of its shareholder servicing fee for the Fund.

The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the "Transfer Agent"), an affiliate of the Investment Manager, to perform transfer and dividend disbursing agency related services. For such services, the Fund pays the Transfer Agent a monthly fee at an annual rate of .05 of 1% of average daily net assets. For the six months ended April 30, 1999, the Transfer Agent voluntarily waived $19,540 of its transfer agent fee for the Fund.

Each Director who is not an "interested person" ("independent Director") as defined in the Act, who serves on the Board of Directors of one or more portfolios in the "Fund Complex" (which includes the Company and National Investors Cash Management Fund, Inc.), receives:

1. a base annual retainer of $12,000, payable quarterly.

2. a supplemental annual retainer of $5,000, if serving on the Board of Directors of more than one company in the Fund Complex, and

3. a meeting fee of $2,000 for each meeting attended.

Compensation is allocated between the companies and among the respective portfolios.

The Fund placed all of its portfolio transactions with Waterhouse Securities. There were no commissions paid to Waterhouse Securities for the period.

NOTE 4 -- INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $48,186,907 and $11,461,974 respectively, for the six months ended April 30, 1999.

At April 30, 1999, net unrealized appreciation for Federal income tax purposes aggregated $19,621,807, consisting of $21,291,827 gross unrealized appreciation and $1,670,020 gross unrealized depreciation.

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

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